Commitments (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2017 USD ($)
Lease term	12 months
Lease expiration date	Dec. 31, 2018
Monthly lease rate	$ 2,095
Tenant pays all repairs, taxes and common area expenses	$ 600
Lease annual increase clauses percentage	3.00%
2018 [Member]
Future minimum annual lease payments	$ 30,488
12 Japan Limited [Member]
Lease term	2 years
Lease expiration date	May 31, 2018
Monthly lease rate	$ 715
12 Hong Kong Limited [Member]
Lease expiration date	Oct. 01, 2018
Monthly lease rate	$ 2,310
E-motion Apparel, Inc [Member]
Lease term	3 years
Lease expiration date	Mar. 31, 2021
Monthly lease rate	$ 4,000